STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SCHEDULE OF PREFERRED AND COMMON STOCK AUTHORIZED

The Company is authorized under the MAA as amended, to issue an unlimited number of shares divided as follows:

	Number of Shares	Par Value Per Share
Ordinary Shares	Unlimited	$1.10
Series Seed Preferred Shares	25,000	$0.0001
Series A1A Preferred Shares	10,000,000	$0.0001
Series A2 Preferred Shares	3,000,000	$0.0001
Series A4 Preferred Shares	Unlimited	$0.0001
Series B Preferred Shares	21,000,000	$0.0001
Blank Check Preferred Shares	Unlimited	None

SCHEDULE OF PREFERRED STOCK ISSUED

The different classes of preferred stock issued are set forth below:

	December 31, 2023	December 31, 2022
Series Seed Preferred Shares	7,020	7,020
Series A1A Preferred Shares	1,169,847	3,884,256
Series A2 Preferred Shares	634,978	1,195,904
Series A4 Preferred Shares	160,927,463	1,854,644
Series B Preferred Shares	1,262,074	7,507,845
Total	164,001,382	14,449,669

Prior Merger [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SCHEDULE OF PREFERRED AND COMMON STOCK AUTHORIZED

Prior to the closing of the Merger with Hudson, Fr8App’s authorized capitalization under its charter (“Charter”) consisted of the following (at a par value per share of $0.00001, not adjusted for post closing Ordinary reverse stock splits):

Ordinary Shares	6,843,703
Non-Voting Common Shares	8,000
Series Seed Preferred Shares	19,958
Series A1A Preferred Shares	7,991,078
Series A1B Preferred Shares	3,167,474
Series A2 Preferred Shares	2,258,521
Series A3 Preferred Shares*	46,000,000
Series A4 Preferred Shares	1,000,000

*	Changed Series B Preferred Shares post-merger closing

Post Merger [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SCHEDULE OF PREFERRED AND COMMON STOCK AUTHORIZED

The Company is authorized under the MAA as amended, to issue an unlimited number of shares divided as follows:

	Number of Shares	Par Value Per Share
Ordinary Shares	Unlimited	$1.10
Series Seed Preferred Shares	25,000	$0.0001
Series A1A Preferred Shares	10,000,000	$0.0001
Series A2 Preferred Shares	3,000,000	$0.0001
Series A4 Preferred Shares	Unlimited	$0.0001
Series B Preferred Shares	21,000,000	$0.0001
Blank Check Preferred Shares	Unlimited	None